UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
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Check here if Amendment [  ];     Amendment Number:
     This Amendment (Check only one):
          [   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CBM Management, L.P.
Address:  645 Madison Avenue, 6th Floor
          New York, NY 10022

Form 13F File Number: 028-14683

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Persons Signing this Report on Behalf of Reporting Manager:

Name:  Susan Goldfarb, on behalf of the Lawrence S. Pidgeon Separate Property
       Trust
Title: Authorized Person of the Managing Member of the general partner of CBM
       Management, L.P.
Phone: (212) 404-4646

Signature, Place, and Date of Signing:

Susan Goldfarb          New York, New York       November 13, 2012
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[Signature]             [City, State]            [Date]


Name:  Harold Pidgeon, on behalf of the Lawrence S. Pidgeon Separate Property
       Trust
Title: Authorized Person of the Managing Member of the general partner of CBM
       Management, L.P.
Phone: (212) 404-4646

Signature, Place, and Date of Signing:

Harold Pidgeon          New York, New York         November 13, 2012
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[Signature]             [City, State]             [Date]


Name:   Brian Pidgeon, on behalf of the Lawrence S. Pidgeon Separate Property
        Trust
Title: Authorized Person of the Managing Member of the general partner of CBM Management, L.P.
Phone: (212) 404-4646

Signature, Place, and Date of Signing:

Brian Pidgeon          New York, New York       November 13, 2012
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[Signature]            [City, State]            [Date]

Report Type (Check only one):

[     ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  X  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:  028-14682
Name   CBM Capital, Inc.
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